Long-term investment (Details Narrative)	1 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Income (Loss) from Equity Method Investments			$ 4,171	£ 3,300
Debt Securities, Available-for-Sale and Held-to-Maturity, Cumulative Unrecognized Loss
Goji Group Limited [Member]
Investment Owned, Net Assets, Percentage	42.31%	42.31%
Income (Loss) from Equity Method Investments	$ 4,171	£ 3,300